BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2023
Roseman Engineering Ltd. and Roseman Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value

US Dollars in thousands
Consideration paid in cash	18,759
Contingent Consideration	12,141
Total consideration	30,900

Amounts recognized on merger date:
Cash and cash equivalents	430
Trade receivables	1,854
Other receivables	280
Property and equipment	140
Technology	20,148
Customer relations	7,092
Brand	3,031
Trade payables	(1,339)
Other payables	(924)

Deferred Tax Liability	(2,626)
Total identifiable assets, net	28,086
Goodwill (*)	2,814
Total Consideration	30,900

Cash flows in respect of the acquisition	18,759
Cash and cash equivalents of subsidiary	430
Acquisition of subsidiary, less cash acquired	18,329

(*) The elements and factors that the Company paid above the fair value of the tangible and intangible assets recognized, represent as goodwill for RPI's, expressed by synergy of good reputation and talented workforce. Thus, the goodwill resulted from the acquisition of RPI represents the excess of the acquisition consideration on the fair value over the net identifiable assets acquired and liabilities in closing date.

On Track Innovation Ltd.
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value

As of June 9, 2022
US Dollars in thousands
Deferred consideration	4,500
Total consideration	4,500

Amounts recognized on merger date:
Cash and cash equivalents	440
Trade receivables	983
Inventory	3,569
Other receivables	1,397
Right of use assets	1,722
Property and equipment	660
Other assets	145
Technology	1,711
Customer relations	5,046
Short-term bank loans	(2,001)
Trade payables	(1,392)
Other payables	(1,982)
Lease liability	(1,696)
Other long term liabilities	(69)
Long term liability from the Company (*)	(6,757)
Total identifiable assets, net (**)	1,776
Goodwill (***)	2,724
Total Consideration	4,500
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash and cash equivalents of subsidiary included in consolidated for the first time	440
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity	440

(*) The long-term liability from the Company was eliminated in the consolidated financial statements.

(**) Due to accumulated loss for tax, deferred tax liabilities were offset up to their aggregated value recognized at the day of the acquisition.

(***) The elements and factors that the Company paid above the fair value of the tangible and intangible assets recognized, represent as goodwill for OTI's, expressed by synergy of good reputation and talented workforce. Thus, the goodwill resulted from the acquisition of OTI represents the excess of the acquisition consideration on the fair value over the net identifiable assets acquired and liabilities in closing date.

IoT Technology Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value

US Dollars in thousands
Financial assets at fair value through profit or loss (*)	1,822
Liability for deferred consideration	1,500
Deferred income (**)	418

(*)	The options mentioned above are measured at fair value through profit and loss used the Monte Carlo option pricing model.

(**)	Deferred income represents an advance for providing future services by the Company to IoT Technology.